Intangible Assets, Net - Schedule of Company’s Finite-Lived Intangible Assets (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Acquired technology [Member]
Schedule of Company’s Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 367,421	$ 391,016	$ 391,943
Less: accumulated amortization	(347,096)	(272,018)	(141,622)
Finite-lived intangible assets, net	20,325	118,998	250,321
Patents [Member]
Schedule of Company’s Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	1,617,974	1,617,974	1,617,974
Less: impairment	(1,617,974)	(1,617,974)	(1,617,974)
Finite-lived intangible assets, net